Supplemental Cash Flow Information_Changes In Liabilities Arising From Financing Activities(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		₩ 78,954,699
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		12,735,200
Non-cash changes
Acquisition(Disposal)		17,664
Changes in foreign exchange rates		359,545
Changes in fair value		199,602
Business Combination		(364,287)
Other changes		(158,607)
Ending		91,743,816				₩ 78,954,699
Net cash flows from the change in subsidiaries		188,140	[1]	$ 169,061		(405,817)	₩ 95,304
Net derivatives liabilities held for hedging after offsetting liabilities from assets arising from financing activities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning	[2]	(202,421)
Changes in liabilities arising from financing activities [Abstract]
Net cash flows	[2]	15,044
Non-cash changes
Acquisition(Disposal)	[2]	0
Changes in foreign exchange rates	[2]	0
Changes in fair value	[2]	195,426
Business Combination	[2]	0
Other changes	[2]	0
Ending	[2]	8,049				(202,421)
Debts
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		28,820,928
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		4,216,014
Non-cash changes
Acquisition(Disposal)		0
Changes in foreign exchange rates		178,543
Changes in fair value		0
Business Combination		(8,487)
Other changes		(202,164)
Ending		33,004,834				28,820,928
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		44,992,724
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		8,422,959
Non-cash changes
Acquisition(Disposal)		0
Changes in foreign exchange rates		173,760
Changes in fair value		4,176
Business Combination		(355,800)
Other changes		40,878
Ending		53,278,697				44,992,724
Other payables from trust accounts
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		5,018,031
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		267,077
Non-cash changes
Acquisition(Disposal)		0
Changes in foreign exchange rates		0
Changes in fair value		0
Business Combination		0
Other changes		0
Ending		5,285,108				5,018,031
Others
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning		325,437
Changes in liabilities arising from financing activities [Abstract]
Net cash flows		(185,894)
Non-cash changes
Acquisition(Disposal)		17,664
Changes in foreign exchange rates		7,242
Changes in fair value		0
Business Combination		0
Other changes		2,679
Ending		₩ 167,128				₩ 325,437

[1]	The consolidated statement of cash flows for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[2]	Derivatives held for hedging purposes are the net amount after offsetting liabilities from assets